NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of non-current assets or disposal groups classified as held for sale [text block] [Abstract]
Schedule of non-current assets and in disposal groups held for sale
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
Current assets

Aircraft	482,806	265
Engines and rotables	1,943	5,299
Other	401	204
Total	485,150	5,768

Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held
	As of	As of
	December 31,	December 31,
Aircraft	2019	2018

Boeing 767	1	-
Airbus A350	4	-
ATR42-300	-	1
Total	5	1